Finance Income - Summary of Finance Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income	¥ 339	¥ 166	¥ 96
Foreign exchange gains, net (note 12(b))	1,619	2,494
Total Finance income	¥ 1,958	¥ 2,660	¥ 96